Debt - Schedule of Other Long-term Debt (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other long term debt		$ 4,460,524	$ 2,494,981
Less: current portion of long-term debt	$ (1,271,741)	(653,971)	(315,778)
Other long term debt, current	1,669,751	3,806,553	2,179,203
Revolving Line of Credit [Member]
Other long term debt	839,566	2,450,656	1,352,797
Term Loan [Member]
Other long term debt	1,124,125	1,183,462
Working Capital Advance [Member]
Other long term debt	175,000
Contingent Consideration Payable [Member]
Other long term debt	654,755	654,755	874,468
Settlement Liability Payable [Member]
Other long term debt	65,000	65,000	65,000
Capital Lease Obligations [Member]
Other long term debt	$ 83,046	$ 106,651	$ 202,716